TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of of detailed information about Life Insurance Businesses and the provision of services for Health Insurance (Details) S/ in Millions	12 Months Ended
Dec. 31, 2020 PEN (S/)
Business Line [Line Items]
IBNR Balance COVID - 19	S/ 123.3
Claims reported COVID - 19	293.3
Total Impact COVID-19	416.6
Vida Individual
Business Line [Line Items]
IBNR Balance COVID - 19	7.0
Claims reported COVID - 19	17.1
Total Impact COVID-19	24.1
Vida Grupo
Business Line [Line Items]
IBNR Balance COVID - 19	9.8
Claims reported COVID - 19	9.0
Total Impact COVID-19	18.8
Vida Ley
Business Line [Line Items]
IBNR Balance COVID - 19	11.3
Claims reported COVID - 19	19.4
Total Impact COVID-19	30.7
Vida Crdito
Business Line [Line Items]
IBNR Balance COVID - 19	21.7
Claims reported COVID - 19	101.8
Total Impact COVID-19	123.5
SISCO
Business Line [Line Items]
IBNR Balance COVID - 19	49.0
Claims reported COVID - 19	112.9
Total Impact COVID-19	161.9
Asistencia Mdica
Business Line [Line Items]
IBNR Balance COVID - 19	24.5
Claims reported COVID - 19	33.1
Total Impact COVID-19	S/ 57.6